Registration No. 333-130988
                                                     Registration No. 811-01705

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 3                                   [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 183

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   WILLIAM J. EVERS
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

          Approximate Date of Proposed Public Offering: Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On (date) pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 3 ("PEA") to the Form N-4 Registration Statement No. 333-130988 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 4, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR EQUI-VEST(SM) STRATEGIES
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This Supplement modifies certain information in the Prospectus or to the
Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A. A NEW VARIABLE INVESTMENT OPTION

   On or about September 24, 2007 the following new variable investment option will be available. This option invests in a corresponding portfolio of the EQ Advisors Trust. AXA Equitable serves as the investment manager of AXA Premier VIP Trust and EQ Advisors Trust.


------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                 Objective                                          applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE     Seeks to provide above average current income and   Morgan Stanley Investment Management, Inc.
                              long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

B. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" for the new investment option listed above:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Acquired     Total Annual    Fee Waivers         Net
                                                                  Fund Fees       Expenses        and/or          Annual
                                                                and Expenses      (Before         Expense        Expenses
                              Management     12b-1      Other    (Underlying      Expense       Reimburse-    (After Expense
Portfolio Name                   Fees        Fees    Expenses    Portfolios)    Limitations)       ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate     0.90%         0.25%     0.13%           --          1.28%           (0.02)%         1.26%
------------------------------------------------------------------------------------------------------------------------------------

C. EXAMPLE

   The following is added under "Example" for the new investment option listed above:


------------------------------------------------------------------------------------------------------
                                                                  If you annuitize at the end of the
                                                                  applicable time period and select
                             If you surrender your contract at       a non-life contingent period
                               the end of the applicable time      certain annuity option with less
                                           period                         than ten years(1)
------------------------------------------------------------------------------------------------------
                              1        3         5        10       1        3         5        10
                             year    years     years     years    year    years     years     years
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate    $833   $1,440    $2,073    $3,222    N/A    $1,440    $2,073    $3,222
------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
                               If you do not surrender your
                                contract at the end of the
                                  applicable time period
------------------------------------------------------------------------------------------------------
                              1       3        5        10
                             year   years    years     years
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Real Estate    $282   $864    $1,471    $3,110
------------------------------------------------------------------------------------------------------

(1) If a non-life contingent period certain annuity option of ten years or more is chosen, a withdrawal charge would still apply if the annuity option is chosen before three participation years have elapsed.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

    EQUI-VEST(SM) is a service mark of AXA Equitable Life Insurance Company.
                              All rights reserved.

             (Copyright) 2007 AXA Equitable Life Insurance Company

888-1421 (9/07)                                        Catalog No. 139471 (9/07)
                                                                          x01756

                               SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th, day of August, 2007.



                                      SEPARATE ACCOUNT A OF
                                      AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (Registrant)

                                      By: AXA Equitable Life Insurance Company
                                               (Depositor)

                                      By: /s/ William J. Evers
                                         ---------------------------------
                                         William J. Evers
                                         Vice President and Counsel
                                         AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 16th day of August, 2007.




                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                   (Depositor)


                                        By: /s/ William J. Evers
                                           ---------------------------------
                                           William J. Evers
                                           Vice President and Counsel
                                           AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert                Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron          Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries               James F. Higgins              Ezra Suleiman
Denis Duverne                   Scott D. Miller               Peter Tobin
Charlynn Goins





*By: /s/ William J. Evers
     ------------------------
         William J. Evers
         Attorney-in-Fact

August 16, 2007